UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2005


Institutional Investment Manager Filing this Report:

BA Capital Investors Sidecar Fund L.P.
100 North Tryon Street
Charlotte, NC 28255


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann Hayes Browning
Secretary and Director
704-386-7494

Signature, Place, and Date of Signing:




/s/ Ann Hayes Browning
Charlotte, NC
January 27, 2006

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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